Organization and Business Overview	12 Months Ended
Mar. 31, 2026
Organization and Business Overview [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW

1. ORGANIZATION AND BUSINESS OVERVIEW

Business

Charming Medical Limited (“Charming”) is a holding company with limited liability incorporated as a BVI business company under the laws of British Virgin Islands (“BVI”) on February 28, 2024. The Company’s registered office is located at Unit 8, 3/F., Qwomar Trading Complex, Blackburne Road, Port Purcell, Road Town, Tortola, British Virgin Islands, VG1110 and its principal place of business situated at Suite 1803-06, 18/F., Hang Lung Centre, 2-20 Paterson Street, Causeway Bay, Hong Kong.

The Company through its subsidiaries (collectively referred to as the “Company” or “Group”) principally engage in the provision of beauty, wellness and postpartum services in Hong Kong with a focus on utilizing traditional Chinese medicines approaches in addressing women’s health issues. The Company provides various of beauty, wellness and postpartum services include but are not limited to womb-warming therapy, BTS (Beauty, Tailor-made, Slim) pelvic detox therapy, agarwood moxibustion treatment, traditional Chinese medicine-inspired prenatal massage, and Indonesian traditional abdominal binding, sales of traditional Chinese medicines health products and consultancy services. The business was founded by Ms. Wong Kit (“Ms. Wong”) in Hong Kong on July 14, 2016.

Organization and reorganization

The Company was incorporated under the laws of the British Virgin Islands as a BVI business company with limited liability on February 28, 2024 and as a holding company. As at the date of its incorporation, the maximum of shares that the Company was authorized to issue was US$7,500 divided into 50,000 ordinary shares with a par value of US$0.15 each. The Company allotted and issued 8,892 ordinary shares to Ms. Wong Kit by cash at the incorporation date.

A group reorganization of the legal structure was completed in on November 1, 2024. As the Group were under control of the same shareholder and their entire equity interests were also ultimately held by the shareholder immediately prior to the group reorganization, the consolidated statements of operations and comprehensive (loss) income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the years ended March 31, 2025 and 2024.

As of year end and the date of this report, details of the subsidiaries company are as follows:

Name	Background	Ownership	Principal activities
Beautylab Group Medical Limited (“Beautylab”)	— A BVI company — Incorporated on May 6, 2024 — Issued share capital of US$500	Wholly-owned by the Company	Investment holding

My Beauty Technology Limited (“My Beauty”)	— A Hong Kong company — Incorporated on September 19, 2019 — Issued share capital of HK$1,000,000	Wholly-owned by Beautylab	Provision of beauty, wellness and postpartum services, sales of products and franchisor

Pilate International Trading Limited (“Pilate”)	— A Hong Kong company — Incorporated on July 14, 2016 — Issued share capital of HK$1,000,000	Wholly-owned by Beautylab	Provision of beauty, wellness and postpartum services and sales of products

Dream International Trading (Hong Kong) Limited (“Dream International”)	— A Hong Kong company — Incorporated on March 14, 2017 — Issued share capital of HK$1,000,000	Wholly-owned by Beautylab	Provision of beauty, wellness and postpartum services and sales of products

Choliya Limited (“Choliya”)	— A Hong Kong company — Incorporated on March 7, 2021 — Issued share capital of HK$10,000	Wholly-owned by Pilate	Provision of beauty, wellness and postpartum services, sales of products and consultancy services

Initial Public Offering

On October 22, 2025, the Company announced the closing of its initial public offering (“IPO”) of 1,600,000 Class A ordinary shares, US$0.0001 par value per share (“Ordinary Shares”) at an offering price of US$4.00 per share for a total of US$6,400,000 in gross proceeds. On October 28, 2025, the underwriters of the Company completed exercising the over-allotment of 240,000 Ordinary Shares of the Company with gross proceeds of US$960,000. In aggregate, the Company raised total net proceeds of approximately US$6.5 million, which was reflected in the statement of cash flows, after deducting underwriting discounts and commissions and outstanding offering expenses upon the completion of listing and exercise of over-allotment. During the process of IPO and over-allotment, the Company incurred an aggregate of approximately US$2.6 million for underwriting discounts and commissions and total offering expenses, among which approximately US$1.7 million offering expenses were paid just before successful listing and over-allotment and recognized as deferred offering costs. At the date of closing of IPO and over-allotment, the underwriting discounts and commissions and total offering expenses of approximately US$2.6 million were offset against the gross offering proceeds of US$7.4 million resulted in net amount of approximately US$4.8 million which was recognized in additional paid-in capital.

Suspension of ordinary stock

On November 11, 2025, the U.S. Securities and Exchange Commission (the “SEC”) issued an order suspending trading in the securities of the Company for the period from November 12, 2025, through November 25, 2025. The SEC cited concerns regarding potential market manipulation in the securities of the Company effectuated through recommendations made to investors by unknown persons via social media platforms, which appeared to be designed to artificially inflate the trading price and volume of the Company’s securities.

In response to Nasdaq’s subsequent request for information relating to the SEC suspension and related matters, the Company submitted a comprehensive written response to Nasdaq. On November 26, 2025, following the expiration of the SEC suspension order, Nasdaq issued a public notice stating that trading in the Company’s securities will remain halted pending the review and receipt of additional information from the Company.

As of the date of authorization of these consolidated financial statements, the trading of the Company’s shares on Nasdaq remains halted. The Company continues to closely monitor the situation and remains fully committed to cooperating with Nasdaq, the SEC, and all relevant regulatory authorities to address any outstanding inquiries in a transparent and timely manner.

The Company wishes to state clearly that it has not authorized, participated in, or been involved with any promotion or recommendation of its securities via social media or any other medium. The Company’s management and the Board of Directors take this matter very seriously.

The Company further emphasizes that its underlying daily operations and business activities remain normal and are unaffected by the suspension and halt of trading. The Company continues to execute its business plans and serve its clients in the ordinary course of business.

The movements in the Company’s authorized ordinary share and the number of ordinary shares issued and outstanding are further detailed in Note 11 (Ordinary shares).